Shareholders' Equity - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Vote	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Number of votes per share | Vote	1
Hoshin GigaMedia Center Inc.
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve	10.00%
Legal reserves | $	$ 1.5	$ 1.5
Hoshin GigaMedia Center Inc. | Maximum
Class of Stock [Line Items]
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend	50.00%
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital	50.00%